PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2013	2014

Computers and other electronic equipment	$4,045	$3,617
Furniture and fixtures	232	206
Leasehold improvements	610	256
Motor vehicles	592	602

	5,479	4,681

Less: accumulated depreciation and amortization	(4,309)	(3,801)

	$1,170	$880

For the years ended December 31, 2012, 2013 and 2014, depreciation expense was $921, $833 and $900, respectively.